Goodwill & Intangible Assets, Net - Schedule of Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Amortization of Intangible Assets [Abstract]
2026	$ 10,018
2027	10,018
2028	9,804
2029	9,804
2030	9,804
Thereafter	10,420
Total	$ 59,868	$ 69,995